united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Fair Value
	COMMON STOCKS - 98.9%
	AEROSPACE/DEFENSE - 0.2%
500	Kaman Corp.	$ 21,345
1,500	Triumph Group, Inc.	47,220
		68,565
	AGRICULTURE - 0.5%
5,000	The Andersons, Inc.	157,050

	AIRLINES - 0.9%
2,800	SkyWest, Inc.	55,972
4,000	Spirit Airlines, Inc. *	191,920
		247,892
	AUTO PARTS & EQUIPMENT - 0.8%
3,100	Cooper Tire & Rubber Co.	114,762
7,600	Dana Holding Corp.	107,084
		221,846
	BANKS - 12.8%
28,050	Associated Banc-Corp.	503,217
68,850	First Commonwealth Financial Corp.	610,011
45,000	Fulton Financial Corp.	602,100
11,400	Hancock Holding Co.	261,744
5,960	MB Financial, Inc.	193,402
44,100	Old National Bancorp.	537,579
26,320	Southwest Bancorp, Inc.	396,116
8,800	UMB Financial Corp.	454,344
4,700	Union Bankshares Corp.	115,761
		3,674,274
	CHEMICALS - 2.0%
6,150	Axiall Corp.	134,316
2,100	Cabot Corp.	101,493
4,700	Huntsman Corp.	62,510
5,450	Olin Corp.	94,667
3,150	Stepan Co.	174,163
		567,149
	COMMERCIAL SERVICES - 0.9%
1,700	HMS Holdings Corp. *	24,395
3,000	McGrath RentCorp.	75,240
1,030	Morningstar, Inc.	90,918
3,750	Resources Connection, Inc.	58,350
		248,903
	COMPUTERS - 2.1%
2,250	Convergys Corp.	62,483
10,800	Insight Enterprises, Inc. *	309,312
1,850	Mentor Graphics Corp.	37,610
3,900	Science Applications International Corp.	208,026
		617,431
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
5,740	FBR & Co.	103,837
7,000	Investment Technology Group, Inc.	154,700
1,800	Legg Mason, Inc.	62,424
1,400	Stifel Financial Corp.*	41,440
700	Virtus Investment Partners, Inc.	54,677
1,900	Waddell & Reed Financial, Inc.	44,726
		461,804

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares		Fair Value
	ELECTRIC - 3.7%
7,600	Avista Corp.	$ 309,928
18,350	Dynegy, Inc. *	263,689
10,800	El Paso Electric Co.	495,504
		1,069,121
	ELECTRONICS - 0.4%
3,200	Benchmark Electronics, Inc. *	73,760
1,400	Brady Corp.	37,576
		111,336
	ENGINEERING & CONSTRUCTION - 0.8%
10,700	Aegion Corp *	225,663

	ENTERTAINMENT - 2.5%
8,100	Dolby Laboratories, Inc.	352,026
17,400	SeaWorld Entertainment, Inc.	366,444
		718,470
	ENVIRONMENTAL CONTROL - 1.2%
10,900	Tetra Tech, Inc.	325,038

	FOOD - 1.6%
8,600	Dean Foods Co.	148,952
3,500	Sanderson Farms, Inc.	315,630
		464,582
	FOREST PRODUCTS & PAPER - 1.3%
2,560	Clearwater Paper Corp. *	124,186
12,600	PH Glatfelter Co.	261,198
		385,384
	GAS - 3.8%
15,250	New Jersey Resources Corp.	555,558
3,900	Northwest Natural Gas Co.	210,015
4,800	Southwest Gas Corp.	316,080
		1,081,653
	HEALTHCARE PRODUCTS - 2.5%
3,750	Analogic Corp.	296,288
21,139	CryoLife, Inc.	227,244
3,650	Haemonetics Corp. *	127,677
2,400	Invacare Corp.	31,608
1,900	Quidel Corp. *	32,794
		715,611
	HOME FURNISHINGS - 2.1%
63,230	TiVo, Inc. *	601,317

	HOUSEWARES - 0.5%
2,500	Tupperware Brands Corp.	144,950

	INSURANCE - 6.2%
12,000	CNO Financial Group, Inc.	215,040
14,650	First American Financial Corp.	558,312
9,700	Kemper Corp.	286,829
7,300	Primerica, Inc.	325,069
8,104	ProAssurance Corp.	410,062
		1,795,312

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares		Fair Value
	IRON & STEEL - 2.2%
3,700	Carpenter Technology Corp.	$ 126,651
1,400	Commercial Metals Co.	23,758
1,000	Reliance Steel & Aluminum Co.	69,190
4,104	Schnitzer Steel Industries, Inc.	75,678
9,300	Worthington Industries, Inc.	331,452
		626,729
	LODGING - 0.7%
10,044	The Marcus Corp.	190,334

	MACHINERY - CONSTRUCTION & MINING - 2.3%
3,550	Babcock & Wilcox Enterprises, Inc. *	75,970
14,650	Oshkosh Corp.	598,745
		674,715
	MACHINERY - DIVERSIFIED - 4.1%
2,950	AGCO Corp.	146,615
1,000	Applied Industrial Technologies, Inc.	43,400
25,200	Briggs & Stratton Corp.	602,784
7,100	BWX Technologies, Inc.	238,276
1,900	Lindsay Corp.	136,059
		1,167,134
	MEDIA - 1.1%
20,200	Time, Inc.	311,888

	METAL FABRICATE/HARDWARE - 2.0%
4,400	The Timken Co.	147,356
3,540	Valmont Industries, Inc.	438,394
		585,750
	OFFICE FURNISHING - 0.3%
2,300	HNI Corp.	90,091

	OIL & GAS - 1.4%
8,300	Diamond Offshore Drilling, Inc.	180,359
7,500	Patterson-UTI Energy, Inc.	132,150
3,050	Western Refining, Inc.	88,724
		401,233
	OIL & GAS SERVICES - 2.3%
3,700	Archrock, Inc.	29,600
13,250	Bristow Group, Inc.	250,690
1,850	Exterran Corp. *	28,601
1,700	Forum Energy Technologies, Inc. *	22,440
500	Oceaneering International, Inc.	16,620
700	Oil States International, Inc. *	22,064
2,800	SEACOR Holdings, Inc.*	152,460
9,600	Superior Energy Services, Inc.	128,544
		651,019
	PHARMACEUTICALS - 1.0%
7,450	Owens & Minor, Inc.	301,129

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 14.4%
35,200	CBL & Associates Properties, Inc.	$ 418,880
1,300	Corrections Corp of America	41,665
23,100	Cousins Properties, Inc.	239,778
6,600	DCT Industrial Trust, Inc.	260,502
13,750	DuPont Fabros Technology, Inc.	557,287
5,150	EPR Properties	343,093
14,250	The GEO Group, Inc.	494,047
6,600	Healthcare Realty Trust, Inc.	203,874
36,600	Investors Real Estate Trust	265,716
8,350	LaSalle Hotel Properties	211,339
6,600	Pebblebrook Hotel Trust	191,862
18,000	RLJ Lodging Trust	411,840
5,610	Ryman Hospitality Properties, Inc.	288,803
15,428	Sunstone Hotel Investors, Inc.	215,992
		4,144,678
	RETAIL - 5.0%
4,700	Bloomin' Brands, Inc.	79,289
2,100	Bob Evans Farms, Inc.	98,049
2,100	Brinker International, Inc.	96,495
2,000	The Cheesecake Factory, Inc.	106,180
11,930	Chico's FAS, Inc.	158,311
3,200	CST Brands, Inc.	122,528
12,700	DSW, Inc.	351,028
500	Genesco, Inc. *	36,125
3,300	GNC Holdings, Inc.	104,775
2,000	Pier 1 Imports, Inc.	75,800
8,100	Sonic Automotive, Inc.	149,688
1,900	Vitamin Shoppe, Inc. *	58,824
		1,437,092
	SAVING & LOANS - 3.0%
6,523	Berkshire Hills Bancorp, Inc.	175,403
15,300	Flushing Financial Corp.	330,786
8,100	Oritani Financial Corp	137,457
9,650	Washington Federal, Inc.	218,573
		862,219
	SEMICONDUCTORS - 5.7%
18,900	Cree, Inc. *	549,990
42,100	QLogic Corp. *	565,824
15,800	Rovi Corp. *	324,058
9,200	Teradyne, Inc.	198,628
		1,638,500
	STORAGE/WAREHOUSING - 0.7%
6,000	Mobile Mini, Inc.	198,120

	TELECOMMUNICATIONS - 2.4%
9,300	ADTRAN, Inc.	188,046
15,500	DigitalGlobe, Inc. *	268,150
35,300	Harmonic, Inc. *	115,431
2,700	Plantronics, Inc.	105,813
		677,440

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
	Shares		Fair Value
		TRANSPORTATION - 0.8%
	600	Landstar System, Inc.	$ 38,766
	26,500	Tidewater, Inc.	180,995
			219,761
		TRUCKING & LEASING - 0.6%
	5,920	The Greenbrier Cos, Inc.	163,629

		WATER - 0.5%
	3,600	American States Water Co.	141,696

		TOTAL COMMON STOCKS (Cost $28,883,769)	28,386,508

		SHORT-TERM INVESTMENT - 0.9%
		MONEY MARKET FUND - 0.9%
	269,631	Dreyfus Cash Management, Institutional Shares, 0.03%** (Cost $269,631)	269,631

		TOTAL INVESTMENTS - 99.8% (Cost $29,153,400) (a)	$ 28,656,139
		OTHER ASSETS LESS LIABILITIES - 0.2%	47,075
		NET ASSETS - 100.0%	$ 28,703,214

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,188,493and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,272,676
		Unrealized Depreciation:	(2,805,030)
		Net Unrealized Depreciation:	$ (532,354)
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund's assets and liabilities measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 28,386,508	$ -	$ -	$ 28,386,508
Short-Term Investment	269,631	-	-	269,631
Total	$ 28,656,139	$ -	$ -	$ 28,656,139

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 5/27/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/27/2016